Changes in Significant Accounting Policies (Details 1) - Application of IFRS 9 [Member] $ in Thousands	Jan. 01, 2018 TWD ($)
Reclassification [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at FVTOCI	$ 4,348,134
Reclassification [member] | From available-for-sales financial assets [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at FVTOCI	4,348,134
Equity instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at FVTOCI	4,348,134
Equity instruments [member] | From available-for-sales financial assets [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at FVTOCI	4,348,134
Equity instruments [member] | FVTOCI [Member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to retained earnings	73,020
Adjustments to other equity	(73,020)
Equity instruments [member] | FVTOCI [Member] | From available-for-sales financial assets [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to retained earnings	73,020
Adjustments to other equity	$ (73,020)